Purchase commitments, contingent liabilities and other - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Statements [Line Items]
Loan commitments	¥ 50,965	¥ 35,831
Contractual commitments for acquisition of property, plant and equipment and intangible assets	160,919	292,975
Contractual commitments for purchase of material	211,930	288,260
Contingent liability for guarantees [member]
Statements [Line Items]
Estimated contingent liability	¥ 410	458
Pictures [Member]
Statements [Line Items]
Contractual commitments, Term	3 years
Contractual obligation to make payments	¥ 188,592	137,291
Music [Member]
Statements [Line Items]
Contractual commitments, Term	5 years
Contractual obligation to make payments	¥ 272,297	203,167
Game And Network Services [Member]
Statements [Line Items]
Contractual commitments, Term	5 years
Contractual obligation to make payments	¥ 33,436	¥ 38,116